Related Party Transactions (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2020	Dec. 31, 2019
Related Party Transactions [Abstract]
Summary of Related Party Costs
Pursuant to the terms of the agreements described above, the following table summarizes related party costs incurred and paid by us for the year ended December 31, 2019, and the nine months ended September 30, 2020, as well as any related amounts payable as of December 31, 2019 and September 30, 2020:

	Year Ended December 31, 2019			Nine Months Ended September 30, 2020
	Incurred	Paid	Payable	Incurred	Paid	Payable
Expensed
Operating expenses	$975,985	$1,185,370	$—	$—	$—	$—
Transfer Agent fees	324,943	374,404	—	465,520	438,520	27,000
Asset management fees	3,622,559	3,622,559	—	—	—	—
Property management fees	2,983,110	2,983,110	—	—	—	—
Acquisition expenses	84,061	84,061	—	—	—	—
Capitalized
Acquisition costs	235,932	235,932	—	—	—	—
Self Administration Transaction working capital true-up	493,785	493,785	—	—	—	—
Additional paid-in capital
Stockholder servicing fee (1)	—	667,651	1,277,340	—	485,675	791,665

Total	$8,720,375	$9,646,872	$1,277,340	$465,520	$924,195	$818,665

(1)
We pay our Former Dealer Manager an ongoing stockholder servicing fee that is payable monthly and accrues daily in an amount equal to 1/365 th
of 1% of the purchase price per share of the Class T Shares sold in the Primary Offering.

Pursuant to the terms of the agreements described above, the following table summarizes related party costs incurred and paid by us for the years ended December 31, 2018 and 2019, as well as any related amounts payable as of December 31, 2018 and 2019:

	Year Ended December 31, 2018			Year Ended December 31, 2019
	Incurred	Paid	Payable	Incurred	Paid	Payable
Expensed
Operating expenses	$2,199,596	$2,336,075	$209,385	$975,985	$1,185,370	$—
Transfer Agent fees	352,300	302,839	49,461	324,943	374,404	—
Asset management fees	5,445,528	5,445,528	—	3,622,558	3,622,558	—
Property management fees	4,809,106	4,809,106	—	2,983,111	2,983,111	—
Acquisition expenses	72,179	72,179	—	84,061	84,061	—
Capitalized
Acquisition costs	48,664	48,664	—	235,932	235,932	—
Self Administration Transaction working capital true-up	—	—	—	493,785	493,785	—
Additional paid-in capital
Stockholder servicing fee (1)	—	675,049	1,944,991	—	667,651	1,277,340

Total	$12,927,373	$13,689,440	$2,203,837	$8,720,375	$9,646,872	$1,277,340

(1)
We pay our Dealer Manager an ongoing stockholder servicing fee that is payable monthly and accrues daily in an amount equal to 1/365 th
of 1% of the purchase price per share of the Class T Shares sold in the Primary Offering.

Summary of Related Party Fees and Reimbursable Costs
Pursuant to the terms of the various agreements described above for the Managed REITs, the following summarizes the related party fees for the three and nine months ended September 30, 2020 and 2019:

Managed REIT Platform Revenues	Three Months Ended September 30, 2020	Three Months Ended September 30, 2019	Nine Months Ended September 30, 2020	Nine Months Ended September 30, 2019
Property management agreement – SST IV	$367,256	$288,026	$1,039,753	$296,300
Property management agreement – SSGT II	90,069	40,222	241,624	40,822
Advisory agreement – SST IV	813,052	490,844	2,358,906	506,470
Advisory agreement – SSGT II	281,839	117,380	788,932	121,942
Tenant Program revenue – SST IV	252,885	120,498	610,635	120,498
Tenant Program revenue – SSGT II	73,011	15,895	152,624	15,895
Other Managed REIT revenue (1)	172,909	119,800	495,227	119,800

Total	$2,051,021	$1,192,665	$5,687,701	$1,221,727

(1)	Such revenues primarily includes construction management and development fees.

Pursuant to the terms of the various agreements described above for the Managed REITs, the following summarizes the related party fees for year ended December 31, 2019:

Managed REIT Platform Revenues	Year Ended December 31, 2019
Advisory agreement – SST IV	$1,153,137
Property management agreement – SST IV	602,162
Tenant Program revenue – SST IV	254,148
Advisory agreement – SSGT II	310,786
Property management agreement – SSGT II	91,594
Tenant Program revenue – SSGT II	37,269
Other Managed REIT revenue (1)	619,210

Total	$3,068,306

(1)	Such revenues primarily includes construction management, development, and acquisitions related fees.